J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan Asia Equity Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated August 12, 2011

to the Prospectuses dated February 28, 2011, as supplemented

Effective immediately, section titled “Management” in the Fund’s “Risk/Return Summary” is hereby deleted in its entirety and replaced by the following:

Investment Adviser

J.P. Morgan Investment Management Inc.

Investment Sub-Adviser

JF International Management, Inc.

Portfolio Manager	Managed the Fund Since	Primary Title
Joshua Tay	2005	Managing Director
Pauline Ng	2009	Managing Director
Patrick Chiu	2011	Executive Director

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-ASIA-811

J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan China Region Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated August 12, 2011

to the Prospectus dated February 28, 2011, as supplemented

Effective immediately, section titled “Management” in the Fund’s “Risk/Return Summary” is hereby deleted in its entirety and replaced by the following:

MANAGEMENT

Investment Adviser

J.P. Morgan Investment Management Inc.

Investment Sub-Adviser

JF International Management, Inc.

Portfolio Manager	Managed the Fund Since	Primary Title
Howard Wang	2007	Managing Director
Emerson Yip	2008	Managing Director

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-CHINA-811

J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan India Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated August 12, 2011

to the Prospectus dated February 28, 2011, as supplemented

Effective immediately, section titled “Management” in the Fund’s “Risk/Return Summary” is hereby deleted in its entirety and replaced by the following:

MANAGEMENT

Investment Adviser

J.P. Morgan Investment Management Inc.

Investment Sub-Adviser

JF International Management, Inc.

Portfolio Manager	Managed the Fund Since	Primary Title
Edward Pulling	2007	Managing Director
Rukhshad Shroff	2007	Managing Director
Rajenda Nair	2007	Executive Director

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS FOR FUTURE REFERENCE

SUP-INDIA-811